AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Casinos & Gaming — 2.4%
Boyd Gaming Corp.	105,862	$6,843,978
Caesars Entertainment, Inc.*(a)	162,920	6,800,281
		13,644,259
Health Care Facilities — 0.7%
PACS Group, Inc.*	97,918	3,913,782
Health Care REITs — 12.8%
Healthcare Realty Trust, Inc.	652,077	11,835,198
Omega Healthcare Investors, Inc.	261,413	10,639,509
Welltower, Inc.	390,783	50,031,947
		72,506,654
Hotel & Resort REITs — 1.2%
Host Hotels & Resorts, Inc.(a)	385,308	6,781,421
Industrial REITs — 8.7%
Americold Realty Trust, Inc.(a)	294,610	8,328,625
Lineage, Inc.(a)	46,971	3,681,587
Prologis, Inc.	297,560	37,575,877
		49,586,089
Office REITs — 1.7%
Highwoods Properties, Inc.	287,891	9,647,227
Residential REITs — 16.4%
American Homes 4 Rent (Class A Stock)	217,400	8,345,986
AvalonBay Communities, Inc.	25,111	5,656,253
Camden Property Trust	21,769	2,689,125
Equity LifeStyle Properties, Inc.	99,485	7,097,260
Essex Property Trust, Inc.	55,632	16,434,805
Invitation Homes, Inc.(a)	614,262	21,658,878
Sun Communities, Inc.	144,375	19,512,281
UDR, Inc.	260,925	11,830,340
		93,224,928
Retail REITs — 10.4%
Kimco Realty Corp.	436,705	10,140,290
Realty Income Corp.	240,232	15,235,513
Simon Property Group, Inc.	198,784	33,598,472
		58,974,275
Specialized REITs — 45.3%
American Tower Corp.(a)	231,566	53,852,989
Crown Castle, Inc.	311,774	36,985,750
Digital Realty Trust, Inc.	255,191	41,297,560
Equinix, Inc.	30,908	27,434,868
Extra Space Storage, Inc.	84,993	15,314,889
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	197,974	$23,525,250
Public Storage	53,398	19,429,930
SBA Communications Corp.	15,999	3,850,959
VICI Properties, Inc.	515,968	17,186,894
Weyerhaeuser Co.	547,473	18,537,436
		257,416,525

Total Long-Term Investments (cost $482,627,454)		565,695,160
Short-Term Investments — 12.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	2,332,109	2,332,109
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $69,315,624; includes $69,073,698 of cash collateral for securities on loan)(b)(wb)	69,343,550	69,315,812

Total Short-Term Investments (cost $71,647,733)		71,647,921

TOTAL INVESTMENTS—112.2% (cost $554,275,187)		637,343,081

Liabilities in excess of other assets — (12.2)%		(69,145,164)

Net Assets — 100.0%		$568,197,917

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,070,521; cash collateral of $69,073,698 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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